Summary of Significant Accounting Policies (Details 1)	12 Months Ended
Dec. 31, 2017
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets estimated useful lives	20 years
Lead Pool [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets estimated useful lives	2 years
Trade names, trademarks, product names, URLs [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets estimated useful lives	5 years
Trade names, trademarks, product names, URLs [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets estimated useful lives	10 years
Internally developed software [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets estimated useful lives	5 years
Internally developed software [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets estimated useful lives	6 years
Non-compete agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets estimated useful lives	3 years
Subscriber/customer relationships [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets estimated useful lives	3 years
Subscriber/customer relationships [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets estimated useful lives	12 years